SUBORDINATED LIABILITIES - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subordinated liabilities [Abstract]
Default of subordinated liabilities	£ 0	£ 0